First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 83.7%
	Aerospace/Defense — 1.3%
$750,000	HEICO Corp.	5.35%	08/01/33	$765,770
1,600,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,697,581
2,375,000	Lockheed Martin Corp.	4.07%	12/15/42	1,982,011
1,300,000	Northrop Grumman Corp.	4.70%	03/15/33	1,292,390
1,000,000	Northrop Grumman Corp.	4.75%	06/01/43	900,991
				6,638,743
	Banking — 10.8%
650,000	American Express Co. (a)	6.49%	10/30/31	705,529
2,500,000	American Express Co. (a)	4.92%	07/20/33	2,508,789
1,000,000	American Express Co. (a)	5.67%	04/25/36	1,037,947
2,155,000	Bank of America Corp. (a)	3.97%	02/07/30	2,120,411
6,850,000	Bank of America Corp. (a)	4.57%	04/27/33	6,746,199
1,500,000	Bank of America Corp. (a)	5.47%	01/23/35	1,540,044
1,350,000	Bank of New York Mellon (The) Corp. (a)	4.29%	06/13/33	1,309,823
260,000	Fifth Third Bancorp (a)	4.77%	07/28/30	261,127
350,000	Fifth Third Bancorp (a)	4.90%	09/06/30	353,147
3,500,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	3,147,645
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,515,858
500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	510,566
1,850,000	JPMorgan Chase & Co. (a)	4.49%	03/24/31	1,844,248
333,000	JPMorgan Chase & Co. (a)	5.10%	04/22/31	340,631
4,050,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	4,075,851
3,050,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	3,199,979
4,795,000	Morgan Stanley (a)	5.25%	04/21/34	4,874,243
3,375,000	Morgan Stanley (a)	5.83%	04/19/35	3,539,075
800,000	Morgan Stanley (a)	5.32%	07/19/35	810,379
1,000,000	PNC Financial Services Group (The), Inc. (a)	4.81%	10/21/32	999,581
1,500,000	PNC Financial Services Group (The), Inc. (a)	6.04%	10/28/33	1,595,275
2,000,000	Santander Holdings U.S.A., Inc. (a)	5.74%	03/20/31	2,058,991
1,000,000	State Street Corp. (a)	4.68%	10/22/32	997,289
700,000	State Street Corp. (a)	4.16%	08/04/33	671,937
1,000,000	Truist Financial Corp., Medium-Term Note (a)	5.07%	05/20/31	1,013,982
1,100,000	Truist Financial Corp., Medium-Term Note (a)	5.15%	08/05/32	1,119,061
750,000	US Bancorp (a)	5.10%	07/23/30	765,533
200,000	US Bancorp (a)	5.85%	10/21/33	209,735
1,450,000	Wells Fargo & Co. (a)	4.48%	04/04/31	1,442,370
2,000,000	Wells Fargo & Co. (a)	4.90%	07/25/33	1,999,027
1,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	1,003,079
				54,317,351
	Brokerage/Asset Managers/Exchanges — 2.3%
1,000,000	Blackstone Reg Finance Co. LLC	5.00%	12/06/34	989,277
2,000,000	Charles Schwab (The) Corp. (a)	5.85%	05/19/34	2,120,663
1,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	1,009,242
450,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	444,783
2,750,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	1,975,945
1,000,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	1,024,061
1,000,000	LPL Holdings, Inc.	5.15%	06/15/30	1,011,920
2,700,000	Nasdaq, Inc.	5.55%	02/15/34	2,802,280
				11,378,171

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Materials — 2.8%
$2,500,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	$2,435,515
1,250,000	Amrize Finance U.S. LLC (b)	4.95%	04/07/30	1,262,983
1,250,000	Amrize Finance U.S. LLC (b)	5.40%	04/07/35	1,261,901
2,250,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,285,908
2,050,000	CRH America Finance, Inc.	5.40%	05/21/34	2,090,869
825,000	CRH America, Inc. (b)	5.13%	05/18/45	763,176
1,000,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	1,011,125
500,000	Martin Marietta Materials, Inc.	5.15%	12/01/34	501,827
334,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	337,439
2,000,000	Vulcan Materials Co.	5.35%	12/01/34	2,031,625
				13,982,368
	Cable Satellite — 0.1%
26,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	24,724
700,000	Comcast Corp.	4.25%	01/15/33	673,893
				698,617
	Chemicals — 0.2%
1,100,000	Sherwin-Williams (The) Co.	4.80%	09/01/31	1,107,576
	Construction Machinery — 1.8%
3,200,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	2,769,259
1,650,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,695,148
1,500,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	1,537,337
3,050,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	3,107,008
				9,108,752
	Consumer Cyclical Services — 1.2%
400,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	398,837
3,407,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,200,858
1,000,000	Sodexo, Inc. (b)	5.15%	08/15/30	1,013,592
1,375,000	Sodexo, Inc. (b)	5.80%	08/15/35	1,407,535
				6,020,822
	Consumer Products — 0.2%
800,000	Haleon US Capital LLC	3.63%	03/24/32	748,676
	Diversified Manufacturing — 1.2%
1,000,000	Otis Worldwide Corp.	5.13%	11/19/31	1,022,279
5,000,000	Veralto Corp.	5.45%	09/18/33	5,136,320
				6,158,599
	Electric — 3.5%
2,000,000	AEP Transmission Co. LLC	5.38%	06/15/35	2,034,025
2,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	2,051,983
500,000	DTE Electric Co.	5.25%	05/15/35	508,141
275,000	Duke Energy Carolinas LLC	4.95%	01/15/33	278,689
370,000	Duke Energy Carolinas LLC	4.85%	01/15/34	368,255
1,500,000	Duke Energy Carolinas LLC	5.30%	02/15/40	1,494,612
515,000	Duke Energy Progress LLC	6.30%	04/01/38	557,573
2,000,000	FirstEnergy Transmission LLC	5.00%	01/15/35	1,978,680
540,000	Florida Power & Light Co.	5.10%	04/01/33	551,072
485,000	Florida Power & Light Co.	5.69%	03/01/40	500,143
1,500,000	Florida Power & Light Co.	4.13%	02/01/42	1,271,988
2,000,000	Lightning Power LLC (b)	7.25%	08/15/32	2,092,436

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$1,000,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	$1,013,783
2,750,000	Vistra Operations Co. LLC (b)	5.70%	12/30/34	2,802,019
				17,503,399
	Environmental — 0.9%
1,700,000	Republic Services, Inc.	5.00%	04/01/34	1,717,983
1,000,000	Republic Services, Inc.	6.20%	03/01/40	1,082,671
2,100,000	Waste Management, Inc.	2.95%	06/01/41	1,543,597
				4,344,251
	Finance Companies — 0.5%
537,000	Rocket Cos., Inc. (b)	6.38%	08/01/33	548,403
1,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	3.88%	03/01/31	923,372
1,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	885,715
				2,357,490
	Food and Beverage — 9.2%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	1,776,112
3,000,000	Campbell’s (The) Co.	5.40%	03/21/34	3,031,377
1,500,000	Campbell’s (The) Co.	4.75%	03/23/35	1,434,500
857,000	Conagra Brands, Inc	5.75%	08/01/35	859,455
2,250,000	Conagra Brands, Inc.	5.30%	11/01/38	2,119,380
2,000,000	Constellation Brands, Inc.	4.80%	05/01/30	2,011,634
2,000,000	Constellation Brands, Inc.	4.75%	05/09/32	1,986,312
2,500,000	Constellation Brands, Inc.	4.50%	05/09/47	2,062,610
1,000,000	General Mills, Inc.	4.15%	02/15/43	813,117
2,260,000	J.M. Smucker (The) Co.	6.20%	11/15/33	2,417,692
1,625,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,729,250
950,000	Keurig Dr Pepper, Inc.	5.30%	03/15/34	971,484
950,000	Kraft Heinz Foods Co.	3.75%	04/01/30	908,029
1,500,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,511,329
450,000	Kraft Heinz Foods Co.	6.50%	02/09/40	467,565
2,050,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,825,418
2,030,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,898,519
4,500,000	Mars, Inc. (b)	5.00%	03/01/32	4,543,805
1,600,000	McCormick & Co., Inc.	4.95%	04/15/33	1,604,276
1,950,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,774,700
1,075,000	Mondelez International, Inc.	3.00%	03/17/32	968,004
2,150,000	Mondelez International, Inc.	4.75%	08/28/34	2,114,635
1,000,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	1,016,737
2,450,000	Post Holdings, Inc. (b)	6.25%	02/15/32	2,498,824
4,000,000	US Foods, Inc. (b)	5.75%	04/15/33	3,973,213
				46,317,977
	Gaming — 0.9%
1,250,000	VICI Properties, L.P.	4.95%	02/15/30	1,256,326
2,250,000	VICI Properties, L.P.	5.13%	05/15/32	2,245,680
1,075,000	VICI Properties, L.P.	5.75%	04/01/34	1,100,560
				4,602,566
	Health Insurance — 3.3%
250,000	Centene Corp.	4.63%	12/15/29	237,897
2,400,000	Centene Corp.	3.00%	10/15/30	2,091,878
790,000	Elevance Health, Inc.	2.55%	03/15/31	705,035

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Insurance (Continued)
$1,150,000	Elevance Health, Inc.	4.10%	05/15/32	$1,098,968
1,875,000	Elevance Health, Inc.	5.38%	06/15/34	1,899,486
1,900,000	Elevance Health, Inc.	4.63%	05/15/42	1,658,462
1,500,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,310,710
1,998,000	Molina Healthcare, Inc. (b)	6.25%	01/15/33	1,973,771
1,010,000	UnitedHealth Group, Inc.	4.90%	04/15/31	1,020,927
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,023,988
1,364,000	UnitedHealth Group, Inc.	5.30%	06/15/35	1,378,886
750,000	UnitedHealth Group, Inc.	6.88%	02/15/38	840,710
1,125,000	UnitedHealth Group, Inc.	5.50%	07/15/44	1,086,805
				16,327,523
	Healthcare — 11.9%
1,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	948,039
3,150,000	Agilent Technologies, Inc.	2.30%	03/12/31	2,784,540
5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	5,650,729
50,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	48,919
700,000	Becton Dickinson & Co.	4.30%	08/22/32	676,564
600,000	Becton Dickinson & Co.	5.11%	02/08/34	601,574
2,250,000	Becton Dickinson & Co.	4.69%	12/15/44	1,959,376
1,750,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	1,649,878
1,150,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,056,477
1,550,000	Cigna Group (The)	2.38%	03/15/31	1,373,882
3,150,000	Cigna Group (The)	5.40%	03/15/33	3,239,285
1,700,000	Cigna Group (The)	4.80%	08/15/38	1,578,449
2,000,000	Danaher Corp.	4.38%	09/15/45	1,715,987
280,000	GE HealthCare Technologies, Inc.	5.86%	03/15/30	294,628
3,250,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	3,452,444
555,000	HCA, Inc.	4.13%	06/15/29	544,244
3,775,000	HCA, Inc.	5.50%	06/01/33	3,854,989
2,400,000	HCA, Inc.	5.13%	06/15/39	2,251,667
1,335,000	IQVIA, Inc.	5.70%	05/15/28	1,367,400
750,000	IQVIA, Inc.	6.25%	02/01/29	784,280
1,050,000	IQVIA, Inc. (b)	6.50%	05/15/30	1,083,395
3,000,000	IQVIA, Inc. (b)	6.25%	06/01/32	3,080,115
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,094,274
3,250,000	Quest Diagnostics, Inc.	5.00%	12/15/34	3,229,051
800,000	Solventum Corp.	5.45%	03/13/31	828,880
4,500,000	Solventum Corp.	5.60%	03/23/34	4,617,399
1,600,000	Stryker Corp.	4.63%	09/11/34	1,565,255
2,150,000	Stryker Corp.	4.10%	04/01/43	1,790,627
500,000	Universal Health Services, Inc.	4.63%	10/15/29	493,145
1,750,000	Universal Health Services, Inc.	2.65%	10/15/30	1,548,842
4,500,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	4,518,931
				59,683,265
	Home Construction — 0.1%
420,000	PulteGroup, Inc.	6.38%	05/15/33	451,924
	Lodging — 1.5%
3,000,000	Hilton Domestic Operating Co., Inc. (b)	5.88%	03/15/33	3,024,807
1,000,000	Hyatt Hotels Corp.	5.38%	12/15/31	1,014,113

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Lodging (Continued)
$2,000,000	Hyatt Hotels Corp.	5.75%	03/30/32	$2,052,042
1,200,000	Marriott International, Inc.	5.10%	04/15/32	1,214,784
				7,305,746
	Media Entertainment — 0.6%
2,750,000	AppLovin Corp.	5.38%	12/01/31	2,803,315
	Midstream — 0.2%
1,000,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	1,080,568
	Other Industrial — 0.6%
1,118,000	AECOM (b)	6.00%	08/01/33	1,127,844
2,000,000	Quanta Services, Inc.	5.25%	08/09/34	2,022,190
				3,150,034
	Other Utility — 0.3%
725,000	American Water Capital Corp.	4.45%	06/01/32	712,956
1,000,000	American Water Capital Corp.	5.15%	03/01/34	1,014,367
				1,727,323
	Packaging — 2.0%
500,000	Ball Corp.	6.00%	06/15/29	509,514
2,500,000	Ball Corp.	3.13%	09/15/31	2,239,628
3,500,000	Berry Global, Inc.	5.65%	01/15/34	3,619,553
2,750,000	Crown Americas LLC	5.25%	04/01/30	2,781,848
1,000,000	Crown Americas LLC (b)	5.88%	06/01/33	1,002,778
				10,153,321
	Paper — 1.4%
650,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	608,138
1,650,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	1,671,965
4,700,000	Packaging Corp. of America	5.70%	12/01/33	4,892,470
				7,172,573
	Pharmaceuticals — 0.5%
2,500,000	Zoetis, Inc.	4.70%	02/01/43	2,272,669
	Property & Casualty Insurance — 6.3%
2,750,000	Aon North America, Inc.	5.45%	03/01/34	2,814,436
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,057,171
2,150,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,191,206
1,050,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,021,077
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	944,301
4,750,000	Brown & Brown, Inc.	4.20%	03/17/32	4,515,166
4,250,000	Brown & Brown, Inc.	5.65%	06/11/34	4,329,147
400,000	Brown & Brown, Inc.	5.55%	06/23/35	404,558
500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	506,310
695,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	737,976
400,000	Marsh & McLennan Cos., Inc.	5.15%	03/15/34	407,908
1,000,000	Marsh & McLennan Cos., Inc.	5.00%	03/15/35	998,201
1,000,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	943,220
1,000,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	969,326
2,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	2,500,847
2,110,000	Ryan Specialty LLC (b)	5.88%	08/01/32	2,117,689
4,050,000	Willis North America, Inc.	5.35%	05/15/33	4,133,816
				31,592,355

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retailers — 0.2%
$800,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	$794,809
	Technology — 16.2%
1,000,000	Atlassian Corp.	5.25%	05/15/29	1,021,023
3,200,000	Atlassian Corp.	5.50%	05/15/34	3,250,747
333,000	Autodesk, Inc.	5.30%	06/15/35	337,541
4,000,000	Cadence Design Systems, Inc.	4.70%	09/10/34	3,940,467
4,650,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,196,650
5,444,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	5,100,202
3,750,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	3,827,730
5,000,000	FactSet Research Systems, Inc.	3.45%	03/01/32	4,560,410
2,000,000	Fair Isaac Corp. (b)	6.00%	05/15/33	2,014,391
1,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	1,016,505
2,600,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,903,092
700,000	Fiserv, Inc.	2.65%	06/01/30	638,532
55,000	Gartner, Inc. (b)	4.50%	07/01/28	54,148
265,000	Gartner, Inc. (b)	3.63%	06/15/29	251,536
4,750,000	Gartner, Inc. (b)	3.75%	10/01/30	4,449,545
3,750,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	3,763,449
705,000	MSCI, Inc. (b)	4.00%	11/15/29	681,450
6,135,000	MSCI, Inc. (b)	3.88%	02/15/31	5,762,954
290,000	Open Text Holdings, Inc. (b)	4.13%	02/15/30	272,113
333,000	Oracle Corp.	5.25%	02/03/32	340,142
750,000	Oracle Corp.	6.25%	11/09/32	807,573
1,550,000	Oracle Corp.	4.90%	02/06/33	1,545,314
1,050,000	Oracle Corp.	6.50%	04/15/38	1,131,485
2,150,000	Oracle Corp.	3.65%	03/25/41	1,681,847
2,000,000	PTC, Inc. (b)	4.00%	02/15/28	1,950,529
1,650,000	Roper Technologies, Inc.	1.75%	02/15/31	1,411,807
4,750,000	Roper Technologies, Inc.	4.90%	10/15/34	4,666,391
2,000,000	Salesforce, Inc.	2.70%	07/15/41	1,431,773
50,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	50,052
500,000	Synopsys, Inc.	5.00%	04/01/32	505,342
4,000,000	Synopsys, Inc.	5.15%	04/01/35	4,016,115
1,000,000	Synopsys, Inc.	5.70%	04/01/55	986,865
1,500,000	TR Finance LLC	5.50%	08/15/35	1,519,894
1,900,000	TR Finance LLC	5.85%	04/15/40	1,932,522
1,200,000	Verisk Analytics, Inc.	5.75%	04/01/33	1,256,685
1,750,000	Verisk Analytics, Inc.	5.25%	06/05/34	1,780,159
2,000,000	Verisk Analytics, Inc.	5.50%	06/15/45	1,918,538
2,750,000	VMware LLC	4.70%	05/15/30	2,752,493
2,500,000	Workday, Inc.	3.80%	04/01/32	2,349,454
				81,077,465
	Wireless — 1.7%
1,350,000	Crown Castle, Inc.	3.30%	07/01/30	1,265,023
2,500,000	Crown Castle, Inc.	5.10%	05/01/33	2,489,408
915,000	T-Mobile USA, Inc.	2.55%	02/15/31	817,707
1,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	1,014,928

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wireless (Continued)
$900,000	T-Mobile USA, Inc.	5.20%	01/15/33	$912,142
2,125,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,878,349
				8,377,557
	Total Corporate Bonds and Notes			419,255,805
	(Cost $417,447,108)
FOREIGN CORPORATE BONDS AND NOTES — 12.6%
	Banking — 3.6%
520,000	Barclays PLC (a)	4.97%	05/16/29	524,955
830,000	Barclays PLC (a)	4.94%	09/10/30	836,089
1,000,000	Barclays PLC (a)	5.75%	08/09/33	1,037,279
2,000,000	BNP Paribas S.A. (a) (b)	5.89%	12/05/34	2,104,047
2,000,000	Canadian Imperial Bank of Commerce	6.09%	10/03/33	2,146,078
2,000,000	Cooperatieve Rabobank UA (a) (b)	4.99%	05/27/31	2,021,831
2,000,000	Lloyds Banking Group PLC (a)	5.68%	01/05/35	2,054,484
1,000,000	Toronto-Dominion Bank (The)	5.30%	01/30/32	1,026,665
640,000	Toronto-Dominion Bank (The)	4.46%	06/08/32	627,987
485,000	UBS Group AG (a) (b)	5.43%	02/08/30	497,366
4,250,000	UBS Group AG (a) (b)	4.19%	04/01/31	4,155,975
1,000,000	UBS Group AG (a) (b)	5.58%	05/09/36	1,018,897
				18,051,653
	Building Materials — 0.4%
2,150,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	2,163,754
	Environmental — 0.3%
1,400,000	Waste Connections, Inc.	5.00%	03/01/34	1,409,487
	Food and Beverage — 0.5%
1,600,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.40%	06/15/33	1,602,937
1,000,000	Bacardi-Martini B.V. (b)	5.55%	02/01/30	1,027,552
				2,630,489
	Gaming — 0.5%
1,750,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	1,800,831
933,000	Flutter Treasury Designated Activity Co. (b)	5.88%	06/04/31	939,736
				2,740,567
	Healthcare — 1.6%
5,850,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	5,989,703
1,900,000	Smith & Nephew PLC	5.40%	03/20/34	1,928,941
				7,918,644
	Leisure — 0.5%
2,000,000	Carnival Corp. (b)	5.88%	06/15/31	2,031,250
620,000	Carnival Corp. (b)	5.75%	08/01/32	624,972
				2,656,222
	Packaging — 1.0%
5,500,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,091,461
	Paper — 1.0%
4,700,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	4,798,814

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance — 0.6%
$1,830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	$1,882,735
1,000,000	Aon Global Ltd.	4.75%	05/15/45	873,752
				2,756,487
	Restaurants — 0.7%
3,505,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	3,251,772
	Retailers — 0.4%
490,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	457,082
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	750,845
835,000	Alimentation Couche-Tard, Inc. (b)	3.44%	05/13/41	627,217
				1,835,144
	Technology — 1.5%
4,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	4,560,867
1,000,000	Elastic N.V. (b)	4.13%	07/15/29	952,093
600,000	Open Text Corp. (b)	6.90%	12/01/27	620,068
1,530,000	Open Text Corp. (b)	3.88%	02/15/28	1,474,093
				7,607,121
	Total Foreign Corporate Bonds and Notes			62,911,615
	(Cost $62,166,034)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.4%
	Healthcare Supply Chain — 1.0%
5,000,000	Cencora, Inc.	4.61%	08/01/25	5,000,000
	Midstream — 1.0%
5,000,000	Energy Transfer, L.P.	4.61%	08/01/25	5,000,000
	Technology — 0.4%
2,300,000	Global Payments, Inc.	4.80%	08/01/25	2,300,000
	Total Commercial Paper			12,300,000
	(Cost $12,300,000)

	Total Investments — 98.7%			494,467,420
	(Cost $491,913,142)
	Net Other Assets and Liabilities — 1.3%			6,411,790
	Net Assets — 100.0%			$500,879,210

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $139,900,606 or 27.9% of net assets.

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$419,255,805	$—	$419,255,805	$—
Foreign Corporate Bonds and Notes*	62,911,615	—	62,911,615	—
Commercial Paper*	12,300,000	—	12,300,000	—
Total Investments	$494,467,420	$—	$494,467,420	$—

*	See Portfolio of Investments for industry breakout.